OTHER EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Share issue costs	$595,921	$-	$1,194,450	$-
Write off of accounts (payable) receivable	-	-	(48,833)	-
Gain on settlement of debt	-	(26,193)		(26,193)
Other	(8,329)	-	(5,729)	424
	$587,592	$(26,193)	$1,139,888	$(25,769)